Cover	Mar. 27, 2025
Document Type	8-K
Document Period End Date	Mar. 27, 2025
Entity Registrant Name	P3 Health Partners Inc.
Entity File Number	001-40033
Entity Tax Identification Number	85-2992794
Entity Incorporation, State or Country Code	DE
Entity Address, Postal Zip Code	89074
City Area Code	702
Local Phone Number	910-3950
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001832511
Amendment Flag	false
Entity Address, State or Province	NV
Entity Address, City or Town	Henderson
Entity Address, Address Line One	2370 Corporate Circle Suite 300
Common Class A [Member]
Title of each class	Class A common stock, par value $0.0001 per share
Trading Symbol(s)	PIII
Name of each exchange on which registered	NASDAQ
Warrant [Member]
Title of each class	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol(s)	PIIIW
Name of each exchange on which registered	NASDAQ